Commitments and Contingencies - Future minimum lease payments (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Commitments and Contingencies
2021	¥ 16,652	$ 2,552
Total	¥ 16,652	$ 2,552